Loans and Related Allowance for Loan Losses (Nonaccrual Loans by Classes of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 2,874	$ 4,733
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	4
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	953	1,016
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 1,917	$ 3,717